SCHEDULE OF PATENTS INCLUDE THE FAIR VALUE ATTRIBUTED TO THE PATENTS UPON THE ACQUISITION (Details) - Gross carrying amount [member] - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Cost, beginning balance	$ 19,882,005	$ 25,344,005
Additions
Impairments		(5,462,000)
Translation differences
Cost, ending balance	19,882,005	19,882,005
Accumulated depreciation, beginning balance	81,238	81,238
Depreciation
Translation differences
Accumulated depreciation, ending balance	81,238	81,238
Intangible assets, net book value	19,800,767	19,800,767
Computer software [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	81,238	81,238
Additions
Impairments
Translation differences
Cost, ending balance	81,238	81,238
Accumulated depreciation, beginning balance	81,238	81,238
Depreciation
Translation differences
Accumulated depreciation, ending balance	81,238	81,238
Intangible assets, net book value
Patent [Member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	19,800,767	25,262,767
Additions
Impairments		(5,462,000)
Translation differences
Cost, ending balance	19,800,767	19,800,767
Accumulated depreciation, beginning balance
Depreciation
Translation differences
Accumulated depreciation, ending balance
Intangible assets, net book value	$ 19,800,767	$ 19,800,767